Fair value measurements - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Derivative assets	$ 143,460	$ 130,614
Liabilities
Derivative liabilities	9,866	80,840
Carrying value
Assets
Cash and cash equivalents	1,436,032	1,627,181
Restricted cash	176,203	198,285
Loans receivable	635,008	654,925
Notes receivable	607,530	663,644
Derivative assets	143,460	130,614
Investments, at fair value	75,722	84,130
Assets, carrying value	3,073,955	3,358,779
Liabilities
Debt	45,913,345	46,696,525
Derivative liabilities	9,866	80,840
Liabilities, carrying value	45,923,211	46,777,365
Fair value
Assets
Cash and cash equivalents	1,436,032	1,627,181
Restricted cash	176,203	198,285
Loans receivable	640,018	650,398
Notes receivable	607,530	663,644
Derivative assets	143,460	130,614
Investments, at fair value	75,722	84,130
Assets, carrying value	3,078,965	3,354,252
Liabilities
Debt	43,857,015	44,377,940
Derivative liabilities	9,866	80,840
Liabilities, carrying value	43,866,881	44,458,780
Fair value | Level 1
Assets
Cash and cash equivalents	1,436,032	1,627,181
Restricted cash	176,203	198,285
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	0	0
Investments, at fair value	64,985	72,540
Assets, carrying value	1,677,220	1,898,006
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	143,460	130,614
Investments, at fair value	0	0
Assets, carrying value	143,460	130,614
Liabilities
Debt	43,857,015	44,377,940
Derivative liabilities	9,866	80,840
Liabilities, carrying value	43,866,881	44,458,780
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	640,018	650,398
Notes receivable	607,530	663,644
Derivative assets	0	0
Investments, at fair value	10,737	11,590
Assets, carrying value	1,258,285	1,325,632
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	$ 0	$ 0